SHORT-TERM AND LONG-TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about borrowings [abstract]
Schedule of detailed information about borrowings
Short-term debt, including the current portion of long-term debt, consisted of the following:

	June 30, 2025	December 31, 2024
Short-term bank loans and other credit facilities[1]	1,462	1,016
Current portion of long-term debt	1,525	1,550
Lease obligations	186	182
Total	3,173	2,748
1.Includes short-term loans, overdrafts and commercial paper. The weighted average interest rate on short-term borrowings outstanding was 4.2% and 5.0% as of June 30, 2025 and December 31, 2024, respectively.
The Company’s long-term debt consisted of the following:

	Year of maturity	Type of interest	Interest rate[1]	June 30, 2025	December 31, 2024
Corporate

5.5 billion Revolving Credit Facility	2030	Floating		—	—
500 Unsecured Notes	2025	Fixed	6.13%	—	184
€750 million Unsecured Notes	2025	Fixed	1.75%	878	778
750 Unsecured Notes	2026	Fixed	4.55%	401	400
€600 million Unsecured Notes	2026	Fixed	4.88%	701	621
1.2 billion Unsecured Notes	2027	Fixed	6.55%	1,196	1,196
€500 million Unsecured Notes	2028	Fixed	3.13%	581	515
500 Unsecured Notes	2029	Fixed	4.25%	497	496
€500 million Unsecured Notes	2031	Fixed	3.50%	579	513
1.0 billion Unsecured Notes	2032	Fixed	6.80%	990	990
500 Unsecured Notes	2034	Fixed	6.00%	496	496
1.5 billion Unsecured Bonds	2039	Fixed	7.00%	673	672
1.0 billion Unsecured Notes	2041	Fixed	6.75%	429	428
500 Unsecured Notes	2054	Fixed	6.35%	491	491
EIB loan	2025	Fixed	1.16%	—	15
EIB loan	2032	Floating	3.35%	288	273
Schuldschein loans	2027	Fixed	3.01%	77	94
Schuldschein loans	2027-2030	Floating	3.3% - 3.6%	1,154	659
Other loans	2029 - 2035	Floating	2.4% - 3.8%	193	191
Total Corporate				9,624	9,012
Subsidiaries
Other loans				1,466	501
Total				11,090	9,513
Less current portion of long-term debt				(1,525)	(1,550)
Total long-term debt (excluding lease obligations)				9,565	7,963
Long-term lease obligations[2]				994	852
Total long-term debt, net of current portion				10,559	8,815
1.Rates applicable to balances outstanding at June 30, 2025, including the effect of decreases or increases following upgrades or downgrades, respectively. For debt that has been redeemed in its entirety during first half of 2025, the interest rate refers to the rates at the repayment date.
2.Net of current portion of 186 and 182 as of June 30, 2025 and December 31, 2024, respectively. See note 13.